DoubleLine Income Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.6%
500,000	Affirm Asset Securitization Trust, Series 2023-B-D	8.78	% (a)	09/15/2028	509,108
245,625	Bojangles Issuer LLC, Series 2020-1A-A2	3.83	% (a)	10/20/2050	230,277
472,067	Business Jet Securities LLC, Series 2021-1A-C	5.07	% (a)(b)	04/15/2036	444,503
9,500	Flagship Credit Auto Trust, Series 2018-4-R	0.00	% (a)(b)(c)	03/16/2026	456,086
382,360	START Ltd., Series 2019-1-C	6.41	% (a)(b)	03/15/2044	141,498
1,147,940	Sunnova Helios Issuer LLC, Series 2019-AA-B	4.49	% (a)	06/20/2046	1,015,605
2,383,070	WAVE LLC, Series 2019-1-C	6.41	% (a)(b)	09/15/2044	327,748

Total Asset Backed Obligations (Cost $5,552,740)					3,124,825

Collateralized Loan Obligations - 22.8%
700,000	AIMCO Ltd., Series 2021-15A-E (Secured Overnight Financing Rate 3 Month + 6.21%, 5.95% Floor)	11.61	% (a)	10/17/2034	683,473
500,000	Canyon Capital Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.67%, 6.41% Floor)	12.07	% (a)	04/15/2034	475,947
500,000	Canyon Capital Ltd., Series 2021-3A-E (Secured Overnight Financing Rate 3 Month + 6.46%, 6.20% Floor)	11.86	% (a)	07/15/2034	473,942
500,000	CIFC Funding Ltd., Series 2021-4A-E (Secured Overnight Financing Rate 3 Month + 6.26%, 6.00% Floor)	11.66	% (a)	07/15/2033	491,330
1,000,000	Highbridge Loan Management Ltd., Series 12A-18-C (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.41	% (a)	07/18/2031	975,510
1,000,000	Katayma Ltd., Series 2023-1A-D (Secured Overnight Financing Rate 3 Month + 5.25%, 5.25% Floor)	10.62	% (a)	10/20/2036	1,004,380
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (Secured Overnight Financing Rate 3 Month + 4.16%, 3.90% Floor)	9.56	% (a)	07/15/2029	987,228
500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (Secured Overnight Financing Rate 3 Month + 3.11%)	8.49	% (a)	07/25/2030	483,581
500,000	Octagon Investment Partners Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.76%, 6.50% Floor)	12.16	% (a)	04/15/2034	462,385
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.36%, 6.10% Floor)	11.78	% (a)	07/20/2034	474,681
1,000,000	RR Ltd., Series 2017-2A-DR (Secured Overnight Financing Rate 3 Month + 6.06%, 5.80% Floor)	11.46	% (a)	04/15/2036	956,176
1,000,000	Sound Point Ltd., Series 2020-1A-ER (Secured Overnight Financing Rate 3 Month + 7.12%, 7.12% Floor)	12.54	% (a)	07/20/2034	898,313
2,000,000	Trimaran CAVU LLC, Series 2019-2A-C (Secured Overnight Financing Rate 3 Month + 4.98%, 4.72% Floor)	10.38	% (a)	11/26/2032	1,999,513
500,000	Venture Ltd., Series 2020-39A-D (Secured Overnight Financing Rate 3 Month + 4.51%, 4.51% Floor)	9.91	% (a)	04/15/2033	498,339

Total Collateralized Loan Obligations (Cost $11,103,595)					10,864,798

Non-Agency Commercial Mortgage Backed Obligations - 15.7%
1,000,000	Alen Mortgage Trust, Series 2021-ACEN-F (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.48	% (a)	04/15/2034	406,233
1,184,633	BSREP Commercial Mortgage Trust, Series 2021-DC-G (Secured Overnight Financing Rate 1 Month + 3.96%, 3.85% Floor)	9.33	% (a)	08/15/2038	685,240
117,596	BX Commercial Mortgage Trust, Series 2019-XL-A (Secured Overnight Financing Rate 1 Month + 1.03%, 0.92% Floor)	6.40	% (a)	10/15/2036	117,328

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,275,000	BX Trust, Series 2021-VIEW-F (Secured Overnight Financing Rate 1 Month + 4.04%, 3.93% Floor)	9.41	% (a)	06/15/2036	1,141,848
498,759	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-B (Secured Overnight Financing Rate 1 Month + 1.28%, 1.23% Floor)	6.64	% (a)	05/15/2036	497,555
500,000	FS Rialto, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.36% Floor)	6.72	% (a)	11/16/2036	493,150
188,000	Great Wolf Trust, Series 2019-WOLF-F (Secured Overnight Financing Rate 1 Month + 3.25%, 3.13% Floor)	8.81	% (a)	12/15/2036	184,768
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45	% (a)(d)	05/05/2032	961,694
482,464	MF1 Ltd., Series 2021-FL6-A (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.57	% (a)	07/16/2036	475,458
1,159,656	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	12.86	% (a)	02/15/2039	972,461
1,562,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	3.75	% (a)(d)	03/10/2046	992,167
539,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-A4	3.84%		09/15/2058	522,757

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $9,366,953)					7,450,659

Non-Agency Residential Collateralized Mortgage Obligations - 25.3%
1,250,000	Connecticut Avenue Securities Trust, Series 2021-R01-1M2 (Secured Overnight Financing Rate 30 Day Average + 1.55%)	6.89	% (a)	10/25/2041	1,249,955
1,300,000	Connecticut Avenue Securities Trust, Series 2022-R01-1M2 (Secured Overnight Financing Rate 30 Day Average + 1.90%)	7.24	% (a)	12/25/2041	1,304,063
1,250,000	Connecticut Avenue Securities Trust, Series 2023-R01-1M2 (Secured Overnight Financing Rate 30 Day Average + 3.75%)	9.09	% (a)	12/25/2042	1,323,140
1,372,000	CSMC Trust, Series 2021-NQM4-B2	4.18	% (a)(d)	05/25/2066	936,288
1,400,000	LHOME Mortgage Trust, Series 2021-RTL1-M	5.46	% (a)(d)	02/25/2026	1,293,606
500,000	Progress Residential Trust, Series 2020-SFR3-H	6.23	% (a)	10/17/2027	482,443
1,250,000	SG Residential Mortgage Trust, Series 2021-1-B2	4.30	% (a)(d)	07/25/2061	858,329
186,166	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	% (a)(d)	03/25/2049	145,523
98,154	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	% (a)(d)	03/25/2049	76,002
178,411	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79	% (a)(d)	03/25/2049	121,655
1,400,000	Verus Securitization Trust, Series 2020-5-B2	4.71	% (a)(d)	05/25/2065	1,200,995
1,500,000	Verus Securitization Trust, Series 2021-3-B2	3.96	% (a)(d)	06/25/2066	1,002,008
1,047,106	Verus Securitization Trust, Series 2023-1-A1	5.85	% (a)(e)	12/25/2067	1,046,986
1,100,000	VOLT LLC, Series 2021-NPL5-A2	4.83	% (a)(e)	03/27/2051	967,562

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $13,758,867)					12,008,555

US Government and Agency Mortgage Backed Obligations - 7.1%
1,260,884	Federal Home Loan Mortgage Corporation REMICS, Series 5004-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (f)(g)	07/25/2050	170,086
4,213,523	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	% (f)(g)	06/25/2051	42,501
1,136,563	Federal National Mortgage Association REMICS, Series 2020-54-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (f)(g)	08/25/2050	165,699
1,263,411	Federal National Mortgage Association REMICS, Series 2020-77-S (-1 x Secured Overnight Financing Rate 30 Day Average + 4.15%, 0.00% Floor, 4.15% Cap)	0.00	% (f)(g)	11/25/2050	57,795

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,238,523	Federal National Mortgage Association REMICS, Series 2020-77-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 4.10%, 0.00% Floor, 4.10% Cap)	0.00	% (f)(g)	11/25/2050	108,259
1,074,327	Federal National Mortgage Association, Pool CB3168	3.00%		03/01/2052	951,173
967,021	Federal National Mortgage Association, Series 2020-M10-X2	1.72	% (d)(f)	12/25/2030	69,218
1,939,356	Federal National Mortgage Association, Series 2020-M17-X1	1.36	% (d)(f)	01/25/2028	67,954
2,305,371	Government National Mortgage Association, Series 2020-138-IL	3.50	% (f)	09/20/2050	383,198
1,695,659	Government National Mortgage Association, Series 2020-142-SD (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(g)	09/20/2050	222,075
995,625	Government National Mortgage Association, Series 2020-189-SP (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(g)	12/20/2050	133,522
2,393,808	Government National Mortgage Association, Series 2020-196-DI	2.50	% (f)	12/20/2050	290,669
3,805,995	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	% (f)(g)	07/20/2051	46,646
2,442,322	Government National Mortgage Association, Series 2021-2-IO	0.88	% (d)(f)	06/16/2063	151,523
2,840,048	Government National Mortgage Association, Series 2021-46-ES (-1 x Secured Overnight Financing Rate 1 Month + 2.69%, 0.00% Floor, 2.80% Cap)	0.00	% (f)(g)	03/20/2051	33,933
4,427,525	Government National Mortgage Association, Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (f)(g)	04/20/2051	54,587
3,377,918	Government National Mortgage Association, Series 2021-80-IO	0.90	% (d)(f)	12/16/2062	227,078
1,628,724	Government National Mortgage Association, Series 2021-98-SB (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(g)	06/20/2051	199,705

Total US Government and Agency Mortgage Backed Obligations (Cost $4,714,316)					3,375,621

US Government and Agency Obligations - 3.7%
800,000	United States Treasury Notes	1.38%		10/31/2028	712,188
1,000,000	United States Treasury Notes	4.50%		11/15/2033	1,050,156

Total US Government and Agency Obligations (Cost $1,740,795)					1,762,344

Short Term Investments - 19.0%
3,006,223	First American Government Obligations Fund - Class U	5.30	% (h)		3,006,223
3,006,224	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (h)		3,006,224
3,006,224	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (h)		3,006,224

Total Short Term Investments (Cost $9,018,671)					9,018,671

Total Investments - 100.2% (Cost $55,255,937)					47,605,473
Liabilities in Excess of Other Assets - (0.2)%					(102,324)

NET ASSETS - 100.0%					$47,503,149

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Interest only security

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Seven-day yield as of period end

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	25.3%
Collateralized Loan Obligations	22.8%
Short Term Investments	19.0%
Non-Agency Commercial Mortgage Backed Obligations	15.7%
US Government and Agency Mortgage Backed Obligations	7.1%
Asset Backed Obligations	6.6%
US Government and Agency Obligations	3.7%
Other Assets and Liabilities	(0.2)%

100.0%

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$385,668,763	$1,179,050,516	$995,549	$101,279,049	$12,888,281	$155,671,242
Affiliated Mutual Funds	—	450,698,184	—	—	—	—
Warrants	—	7,919	—	—	—	—
Total Level 1	385,668,763	1,629,756,619	995,549	101,279,049	12,888,281	155,671,242
Level 2
US Government and Agency Mortgage Backed Obligations	15,915,342,077	1,463,020,669	—	168,518,137	—	98,729,518
Non-Agency Residential Collateralized Mortgage Obligations	8,145,756,691	779,206,918	—	736,763,147	—	437,160,115
Non-Agency Commercial Mortgage Backed Obligations	2,240,264,590	363,165,349	—	759,303,806	—	421,772,772
US Government and Agency Obligations	1,968,200,082	1,554,827,501	—	1,262,036,593	—	871,365,002
Asset Backed Obligations	1,352,938,110	247,636,720	—	382,134,595	—	284,417,546
Collateralized Loan Obligations	1,020,039,072	260,583,256	—	889,265,171	2,002,441	647,956,913
US Corporate Bonds	—	1,047,935,433	—	388,203,198	4,841,988	264,572,313
Foreign Corporate Bonds	—	390,467,457	342,786,967	461,381,293	—	208,113,759
Bank Loans	—	220,824,544	—	191,072,088	154,456,072	198,665,208
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	72,774,006	84,076,962	111,108,599	—	33,066,453
Municipal Bonds	—	5,604,279	—	—	—	—
Escrow Notes	—	6,365	—	—	—	—
Short Term Investments	—	—	—	82,390,981	—	205,583,485
Total Level 2	30,642,540,622	6,406,052,497	426,863,929	5,432,177,608	161,300,501	3,671,403,084
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	249,219,181	703,045	—	385,461	—	9,993,174
Asset Backed Obligations	25,453,209	796,549	—	25,170,000	—	—
Collateralized Loan Obligations	494,317	2,392,583	—	—	—	—
Common Stocks	—	798,577	—	—	219,943	70,553
Bank Loans	—	485,048	—	—	388,418	—
Foreign Corporate Bonds	—	298,849	530,111	258,464	—	112,981
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	6,752,087
Total Level 3	275,166,707	5,474,651	530,111	25,813,925	608,361	16,928,795
Total	$31,303,376,092	$8,041,283,767	$428,389,589	$5,559,270,582	$174,797,143	$3,844,003,121

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures Contracts	$153,451,427	$20,351,282	$—	$—	$—	$—
Total Level 1	153,451,427	20,351,282	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	380,812,045
Unfunded Loan Commitments	—	390	—	—	284	—
Total Level 2	—	390	—	—	284	380,812,045
Level 3	—	—	—	—	—	—
Total	$153,451,427	$20,351,672	$—	$—	$284	$380,812,045

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$38,090,868	$329	$985,533	$3,541,362	$2,930,838	$12,217,879
Warrants	892	—	—	—	—	—
Total Level 1	38,091,760	329	985,533	3,541,362	2,930,838	12,217,879
Level 2
Collateralized Loan Obligations	164,948,467	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	150,421,676	—	—	—	—	—
Short Term Investments	137,575,582	—	—	144,694,914	1,687,374	—
Non-Agency Commercial Mortgage Backed Obligations	80,655,402	—	—	—	—	—
Bank Loans	79,224,330	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	75,840,061	—	45,942,139	—	—	—
Foreign Corporate Bonds	44,378,175	133,787,008	—	—	—	36,266,330
Asset Backed Obligations	36,252,779	—	—	—	—	133,933,085
US Corporate Bonds	34,302,178	—	—	—	—	164,552,070
US Government and Agency Obligations	9,802,344	—	10,963,629	—	55,206,433	2,804,101
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,607,664	28,608,701	—	—	85,843,380	6,609,446
Escrow Notes	1,502	—	—	—	—	—
Total Level 2	823,010,160	162,395,709	56,905,768	144,694,914	142,737,187	344,165,032
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,886,565	—	—	—	—	—
Collateralized Loan Obligations	4,550,525	—	—	—	—	—
Asset Backed Obligations	4,098,145	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	2,113,379	—	—	—	—	—

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Common Stocks	$188,616	$—	$—	$—	$—	$—
Bank Loans	106,058	—	—	—	—	—
Foreign Corporate Bonds	77,112	76,017	—	—	—	1,998,179
Total Level 3	18,020,400	76,017	—	—	—	1,998,179
Total	$879,122,320	$162,472,055	$57,891,301	$148,236,276	$145,668,025	$358,381,090
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$963,102	$—	$—	$—
Total Level 1	—	—	963,102	—	—	—
Level 2
Excess Return Swaps	—	—	—	(4,552,381)	—	—
Unfunded Loan Commitments	100	—	—	—	—	—
Total Level 2	100	—	—	(4,552,381)	—	—
Level 3	—	—	—	—	—	—
Total	$100	$—	$963,102	$(4,552,381)	$—	$—

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$2,344,868	$—	$—	$9,887,338
Short Term Investments	1,418,436	257,083	9,018,671	343,149
Total Level 1	3,763,304	257,083	9,018,671	10,230,487
Level 2
US Government and Agency Obligations	11,864,823	—	1,762,344	851,517
Collateralized Loan Obligations	8,718,300	—	10,864,798	—
Non-Agency Residential Collateralized Mortgage Obligations	6,116,518	—	12,008,555	—
Non-Agency Commercial Mortgage Backed Obligations	5,534,474	—	7,450,659	—
US Corporate Bonds	3,182,611	—	—	—
Foreign Corporate Bonds	2,508,511	2,793,463	—	—
Asset Backed Obligations	1,528,261	—	1,754,990	—
US Government and Agency Mortgage Backed Obligations	1,456,824	—	3,375,621	—
Short Term Investments	745,442	—	—	1,393,799
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	352,157	9,805,861	—	—
Total Level 2	42,007,921	12,599,324	37,216,967	2,245,316

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Asset Backed Obligations	$—	$—	$1,369,835	$—
Total Level 3	—	—	1,369,835	—
Total	$45,771,225	$12,856,407	$47,605,473	$12,475,803
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	1,789,804	—	—	(518,728)
Forward Currency Exchange Contracts	1,061,551	—	—	—
Total Level 2	2,851,355	—	—	(518,728)
Level 3	—	—	—	—
Total	$2,851,355	$—	$—	$(518,728)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$19,905	$(62,566)	$50,361	$—	$(240,820)	$—	$—	$6,886,565	$(61,405)
Collateralized Loan Obligations	1,520,905	—	142,401	541	17,577	—	2,869,101	—	4,550,525	155,719
Asset Backed Obligations	8,405,530	(883,975)	(3,303,157)	—	503,992	(624,245)	—	—	4,098,145	(3,546,951)
Non-Agency Commercial Mortgage Backed Obligations	983,389	2,068	66,025	5,618	—	(90,852)	1,147,131	—	2,113,379	46,204
Common Stocks	290,300	(32,896)	79,678	—	36,045	(184,511)	—	—	188,616	(15,115)
Bank Loans	107,055	291	(3,898)	3,606	—	(996)	—	—	106,058	(3,585)
Foreign Corporate Bonds	—	—	—	—	77,112	—	—	—	77,112	—
Rights	6,138	6,966	(6,138)	—	—	(6,966)	—	—	—	—

Total	$18,433,002	$(887,641)	$(3,087,655)	$60,126	$634,726	$(1,148,390)	$4,093,344	$—	$18,020,400	$(3,425,133)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,167,955)	$1,822,437	$(251)	$156,580	$(2,520,139)	$—	$—	$1,369,835	$(497,680)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,886,565	Market Comparables	Market Quotes	$91.74 ($91.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,550,525	Market Comparables	Market Quotes	$22.92 - $90.18 ($84.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,098,145	Market Comparables	Market Quotes	$9.32 - $86.29 ($58.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,113,379	Market Comparables	Market Quotes	$10.52 - $80.07 ($55.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$188,616	Market Comparables	Market Quotes	$0.65 - $28.75 ($18.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,058	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$77,112	Market Comparables	Market Quotes	$0.00 - $91.64 ($74.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$1,369,835	Market Comparables	Market Quotes	$13.75 - $4,800.90 ($1,636.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.